Discontinued Operations (Details) - Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Dispositions [Line Items]
Depreciation, Amortization and Accretion, Net	$ 7,573	$ 6,527	$ 5,780
Gain (Loss) on Sale of Assets and Asset Impairment Charges	201	24	27
Deferred Income Taxes and Tax Credits	18	309	681
Unrealized Gain (Loss) on Derivatives	568	268	(222)
Gain (Loss) on Investments	586	461	663
Other non-cash operating activities	(200)	592	613
Payments to Acquire Property, Plant, and Equipment	7,981	8,048	7,248
Collection of deferred purchase price	3,902	3,771	0
Increase (decrease) in capital expenditures not paid	16	194	(7)
Increase in Deferred Purchase Price	3,652	4,441	0
Increase (decrease) in PPE related to ARO update	642	850	968
Exelon Generation Co L L C [Member]
Business Dispositions [Line Items]
Depreciation, Amortization and Accretion, Net	4,540	3,636	3,063
Asset Impairment Charges	545	563	201
Gain (Loss) on Sale of Assets and Asset Impairment Charges	(201)	(11)	(27)
Deferred Income Taxes and Tax Credits	(224)	94	376
Unrealized Gain (Loss) on Derivatives	(568)	(270)	228
Gain (Loss) on Investments	(586)	(461)	(663)
Net unrealized losses (gains) on equity investments	160	(186)	0
Other non-cash operating activities	(946)	(659)	(506)
Payments to Acquire Property, Plant, and Equipment	(1,341)	(1,759)	(1,849)
Collection of deferred purchase price	3,902	3,771	0
Increase (decrease) in capital expenditures not paid	96	(88)	(34)
Increase in Deferred Purchase Price	3,652	4,441	0
Increase (decrease) in PPE related to ARO update	$ 618	$ 850	$ 959